GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS - Amortization expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	$ 935,727
2023
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	72,437
2024
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	72,149
2025
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	71,959
2026
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	71,959
2027
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	71,959
2028 and beyond
GOODWILL AND INTANGIBLE ASSETS
Amortization Expense	$ 575,264